Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 48,493,897	$ 35,838,780	$ 20,009,994
Cost of revenue	(30,755,340)	(23,187,396)	(12,268,798)
Gross profit	17,738,557	12,651,384	7,741,196
Sales, general and administrative expenses	(62,004,194)	(16,421,386)	(8,648,811)
Research and development expenses	(3,052,515)	(3,327,185)	(2,509,069)
Impairment loss on intangible assets	(29,026,050)	(298,424)
Operating loss	(76,344,202)	(7,395,611)	(3,416,684)
Interest income	21,773	19,340	10,994
Other income	58,024	409,555	75,576
Other gains and losses	(851,689)	5,458,803	(8,174,802)
Finance costs	(8,167,872)	(298,958)	(137,029)
Loss before income tax	(85,283,966)	(1,806,871)	(11,641,945)
Income tax benefit	307,246	591,082	247,177
Loss for the year	(84,976,720)	(1,215,789)	(11,394,768)
Unrealized gain on valuation of financial assets at fair value through other comprehensive income	10,340
Income tax effect on components that will not be reclassified to profit and loss	(2,814)
Component of other comprehensive income (loss) that will not be reclassified to profit and loss	7,526
Exchange differences on translation of foreign operations	(210,223)	(41,644)	(717,130)
Components of other comprehensive income (loss) that will be reclassified to profit or loss	(210,223)	(41,644)	(717,130)
Other comprehensive loss, net of income tax	(202,697)	(41,644)	(717,130)
Total comprehensive income (loss) for the year	(85,179,417)	(1,257,433)	(12,111,898)
PROFIT (LOSS) ATTRIBUTABLE TO:
Owners of the parent	(85,004,692)	(804,977)	(11,014,131)
Non-controlling interests	27,972	(410,812)	(380,637)
Profit (loss)	(84,976,720)	(1,215,789)	(11,394,768)
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Owners of the parent	(85,190,133)	(837,737)	(11,675,449)
Non-controlling interests	10,716	(419,696)	(436,449)
Total comprehensive income (loss) for the year	$ (85,179,417)	$ (1,257,433)	$ (12,111,898)
Loss per share – basic (in Dollars per share)	$ (3.46)	$ (0.04)	$ (1.2)
Loss per share – diluted (in Dollars per share)	$ (3.46)	$ (0.04)	$ (1.2)